Credit loss allowance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	$ 2,285,218	$ 1,404,911	$ 480,643
Allowance account for credit losses of financial assets	1,417
Other financial assets allowance expenses	2,169
Securities	2,169
Credit Card 1 [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	1,849,706	939,079	311,601
Recovery	(158,747)	(31,491)	(22,494)
Allowance account for credit losses of financial assets	1,690,959	907,588	289,107
Loans To Customer [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	634,356	501,843	192,078
Recovery	(43,683)	(4,520)	(542)
Allowance account for credit losses of financial assets	590,673	497,323	191,536
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance (note 13)	1,417
Recovery
Allowance account for credit losses of financial assets	$ 1,417